Suzanne D. Lecaroz	Goodwin Procter LLP
617.570.1306	Counsellors at Law
slecaroz@	Exchange Place
goodwinprocter.com	Boston, MA 02109
T: 617.570.1000
F: 617.523.1231

May 3, 2005

VIA EDGAR AND VIA HAND DELIVERY

Elaine Wolff, Special Counsel

Michael McTiernan, Attorney-Advisor

Division of Corporation Finance

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, DC 20549

Re:	DiamondRock Hospitality Company

Amendment No. 1 to

Registration Statement on Form S-11 Filed April 1, 2005

Registration No. 333-123065

Dear Ms. Wolff and Mr. McTiernan:

This letter is submitted on behalf of DiamondRock Hospitality Company (the “Company”) in response to comments of the staff of the Division of Corporation Finance (the “Staff”) of the Securities and Exchange Commission (the “Commission”) with respect to the Company’s Registration Statement on Form S-11 (the “Registration Statement”) filed with the Commission on March 1, 2005, as amended pursuant to Amendment No. 1 to the Registration Statement filed with the Commission on April 1, 2005 (“Amendment No. 1”), as set forth in your letter, dated April 12, 2005 (“Comment Letter 2”), to Mr. William McCarten, Chairman of the Board and Chief Executive Officer of the Company. The Company is concurrently filing Amendment No. 2 to the Registration Statement (“Amendment No. 2”), which includes changes to reflect responses to the Staff’s comments, to update certain disclosures and to include financial statements as required by Rule 3-05 of Regulation S-X relating to probable acquisitions. The responses in this letter are based on representations made by the Company to Goodwin Procter LLP for the purpose of preparing this letter. The Company will separately deliver copies of Amendment No. 2, marked to show changes responsive to Comment Letter 2, to members of the Staff specified in Comment Letter 2.

In addition, the Company is providing additional responses to comments no. 38 and 72 as set forth in the Staff’s letter, dated March 23, 2005, to Mr. McCarten (“Comment Letter 1”).

Securities and Exchange Commission

For reference purposes, the text of Comment Letter 2 has been reproduced herein with responses below each numbered comment. Unless otherwise indicated, page references in the descriptions of the Staff’s comments refer to Amendment No. 1 and page references in the responses refer to Amendment No. 2.

General

1.	We are currently reviewing the supplemental materials you provided in response to comment 3 and may have additional comments.

Response: Subsequent to the delivery of Comment Letter 2, the Staff has informed the Company that it has reviewed the supplemental responses to comment 3 and that it does not have any additional comments on such supplemental responses.

2.	We note that you have more than 500 holders of record and, as of December 31, 2004, assets in excess of $10 million. Please supplementally advise us whether you are required to file a Form 10 registration statement pursuant to Section 12(g) of the Exchange Act. Please include in your analysis a statement regarding your holders of record as of December 31, 2004.

Response: In response to the Staff’s comments, the Company respectfully informs the Staff that the 520 number included in Amendment No. 1 was inadvertently a reference to the number of beneficial holders of the Company’s common stock and not to the holders of record as permitted by Item 201(b) of Regulation S-K. The Company regrets any inconvenience to the Staff resulting from this reference and has revised the Registration Statement on page 134 of Amendment No. 2 to include the number of holders of record as of the latest practicable date as required by Item 201(b) of Regulation S-K. The Company relied on 17 C.F.R. § 240.12g5-1(a) in determining the number of holders of record that is set forth in Amendment No. 2. The Company respectfully submits that because the correct number of holders of record is fewer than 500, it is not required to file a Form 10 registration statement pursuant to Section 12(g) of the Securities Exchange Act of 1934, as amended.

3.	We note your response to comment 3. Please provide a more detailed explanation of your determination that Smith Travel Research should not be named an expert in the prospectus.

Response: The Company respectfully submits that, as discussed below, Smith Travel Research, Inc. (“STR”) is not an “expert” within the Securities Act of 1933, as amended (the “Securities Act”), and, therefore, there is no requirement to name STR as an “expert” in the prospectus. Section 7 (“Section 7”) of the Securities Act provides that if any accountant, engineer, or appraiser, or any person whose profession gives authority to a

Securities and Exchange Commission

statement made by him, is named as having prepared or certified any part of the registration statement, or is named as having prepared or certified a report or valuation for use in connection with the registration statement, the written consent of such person shall be filed with the registration statement.

Rule 436 of the Securities Act requires such consent only if any portion of the report or opinion of an expert or counsel is quoted or summarized as such in the registration statement or if it is stated that any information contained in the registration statement has been reviewed or passed upon by any persons and that such information is set forth in the registration statement upon the authority or reliance upon such persons as experts.

The Company respectfully submits that STR is not an “expert” within Section 7 of the Securities Act because STR is not a person whose profession gives authority to a statement made by it. Unlike accounting or engineering firms, STR does not hold itself out as employing persons with particular professional aptitudes. Additionally, STR is not governed or regulated by any objective professional standards (e.g., professional accounting standards). Furthermore, naming STR as an “expert” would be misleading because investors might believe that some special authority should be attributed to the hotel industry data supplied by STR. In fact, the Company has included disclosure in the prospectus to alert potential investors that the market data included in the prospectus has not been independently verified and is subject to the same qualification and uncertainties as other forward-looking statements in the prospectus. Finally, none of the hotel industry data provided by STR was specifically prepared for use by the Company in the prospectus. Rather, Friedman, Billings, Ramsey & Co., Inc. paid a fee to STR for the general industry data cited in the prospectus.

The Company’s sole purpose in filing a consent of STR as Exhibit 99.1 to Amendment No. 1 of the Registration Statement was to alert investors that STR had granted to the Company its permission to use the hotel industry data in the prospectus.

Prospectus Summary, page 1

Our Company, page 1

4.	Please clarify your statement that you and Marriott “intend to develop and strengthen [your] investment sourcing relationship.” Are you negotiating or do you intend to enter into a binding agreement with respect to your sourcing relationship? If not, does this statement mean that you intend to continue with the same non-binding arrangement but expect to increase the amount of sourcing opportunities? Since your relationship with Marriott is critical to your business, please avoid including descriptions of the relationship that may be vague to an investor.

Securities and Exchange Commission

Response: In response to the Staff’s comments, the Company has deleted the referenced disclosure on pages 1 and 75 of Amendment No. 2.

Risk Factors, page 17

Our results of operations are highly dependent on the management of our hotel properties by third-party hotel management companies, page 20

5.	We note your response to comment 18 and your additional disclosure. Since four of your seven hotel management agreements are not currently terminable for performance and two of your hotel management agreements are never terminable for performance, and since Marriott has the ability to avoid termination by making a cure payment, please consider removing the specific reference to performance as an exception.

Response: In response to the Staff’s comments, the Company has revised the Registration Statement on page 25 of Amendment No. 2 to delete the referenced disclosure.

Dividend Policy and Distributions, page 41

6.	We note your statement that you intend to distribute at least $2.3 million to eliminate any 2004 non-REIT earnings and profits regardless of your 2005 REIT taxable income. Please revise here and throughout, as appropriate, to disclose to whom such distribution will be made and when the upper limit will be determined.

Response: In response to the Staff’s comments, the Company has revised the Registration Statement on pages 37 and 46 of Amendment No. 2.

7.	Please disclose the estimated portion of your initial dividend that will be a tax free return of capital based on your 12-month estimated cash available for distribution.

Response: In response to the Staff’s comments, the Company informs the Staff that it has not determined the portion of its initial dividend that will be a tax free return of capital based on its 12-month estimated cash available for distribution. The Company will provide the requested information in a subsequent pre-effective amendment to the Registration Statement.

Securities and Exchange Commission

Our Business, page 63

Our Competitive Strengths, page 63

8.	We note your response to comment 43. We may have further comment after our review of your supplemental materials. We also note that the table is dependent on information provided by, and assessments made by, Marriott International. Please include a consent from Marriott International for this information.

Response: In response to the Staff’s comments, the Company has filed a consent from Marriott International, Inc. for the use of this information as Exhibit 99.2 to Amendment No. 2.

Our Properties, page 70

9.	We note your response to comment 49 and the additional disclosure. However, the additional disclosure provided is generic, identical for each of your properties and applicable to practically every hotel in the midscale, upscale and upper upscale market segments. Please include disclosure regarding your assessment of the general competitive conditions to which each of your properties is subject.

Response: In response to the Staff’s comments, the Company has revised the referenced disclosure on pages 84, 86, 87, 89, 91, 97, 98, 99, 100 and 101 of Amendment No. 2.

Our Principal Agreements, page 83

Our Ground Lease Agreements, page 90

10.	We note your disclosure that the Courtyard Manhattan/Fifth Avenue ground lease includes percentage rent. Please revise the rent table to reflect the percentage rent provision.

Response: In response to the Staff’s comments, the Company has revised the Registration Statement on pages 113 and F-39 of Amendment No. 2 to provide the referenced disclosure.

Certain Relationships and Related Transactions, page 103

11.	We note that in response to comment 59 you have disclosed Marriott’s cost basis rather than the purchase price. Please revise or advise.

Response: In response to the Staff’s comments, the Company has revised the Registration Statement on page 126 of Amendment No. 2 to provide the referenced disclosure.

Securities and Exchange Commission

12.	Please revise footnote 4 of the hotel management agreement payment table to reflect the information as of a current date. We note that the current disclosure includes information for periods prior to 2002.

Response: In response to the Staff’s comments, the Company respectfully informs the Staff that notwithstanding the previous reference to fiscal year 2002, the information provided in the referenced table is as of a current date. The Company has revised the Registration Statement to clarify that the referenced disclosure is as of a current date by deleting the phrase “[c]ommencing with the fiscal year 2002.” The revised footnote appears on page 105 of Amendment No. 2.

Lock-up Agreements, page 116

13.	Please disclose the “specified exceptions” to the lock-up agreements.

Response: In response to the Staff’s comments, the Company has revised the Registration Statement on page 140 of Amendment No. 2 to provide the referenced disclosure.

Description of Capital Stock and Certain Material Provisions of Maryland Law, Our Charter and Bylaws, page 117

14.	We note your response to comment 69. Since the opinion will be included as an exhibit to the registration statement, please confirm that you will update this disclosure prior to effectiveness.

Response: In response to the Staff’s comments, the Company hereby confirms that it will update the referenced disclosure in a subsequent pre-effective amendment to the Registration Statement that includes the opinion of counsel as an exhibit. The referenced disclosure will be revised as follows: “We have received an opinion of counsel that all shares of common stock offered hereby will be duly authorized, fully paid and non-assessable.”

Underwriting, page 145

15.	We note your response to comment 71. However, it still may not be clear to an investor whether the total expense figure includes your reimbursement of the underwriter. If so, please move the parenthetical to after “total expenses payable by us.”

Response: In response to the Staff’s comments, the Company has revised the Registration Statement on page 173 of Amendment No. 2.

Securities and Exchange Commission

Financial Statements

Unaudited Pro Forma Consolidated Statement of Operations, pages F-7 — F-10

Note F, page F-9

16.	We read your response to comment 79 and revised Note F. However, the penultimate paragraph on page F-8 suggests that your pro forma corporate expense only includes costs for which you are currently obligated. Please revise or advise.

Response: In response to the Staff’s comments, the Company has revised the Registration Statement on pages 61-62, F-10 and F-11 of Amendment No. 2 to reflect the fact that the pro forma corporate expenses include the Company’s budgeted corporate expenses with the exception of share grants that will be awarded to the executive officers upon completion of the offering due to the one time impact of these awards and of budgeted corporate expenses that do not meet the pro forma criteria under Article 11 of Regulation S-X.

17.	It is unclear from the penultimate paragraph on page F-8 and from Note F whether the $2.5 million in restricted stock awards that are not to be issued in connection with the offering have been included in the pro forma corporate expense adjustment. Revise to clarify and if the expense associated with these restricted stock awards have not been included in the pro forma adjustment, explain to us the basis for their exclusion.

Response: In response to the Staff’s comments, the Company has revised the Registration Statement on page F-11 of Amendment No. 2 to reflect the fact that the pro forma corporate expenses include the impact of $2.4 million of restricted stock awards that do not immediately vest upon completion of the offering. The adjustment includes an annual charge of approximately $100,000 relating to restricted stock awards which vest over a three year period that will be awarded to Company employees upon completion of the offering.

Part 11. Information Not Required in Prospectus

Item 33. Recent Sales of Unregistered Securities

18.	Please disclose whether the executive officers that received 150,000 shares in a private placement pursuant to Rule 506 were accredited investors.

Response: In response to the Staff’s comments, the Company has revised the Registration Statement by providing the referenced disclosure on page II-2 of Amendment No. 2.

Securities and Exchange Commission

Exhibits

Legal Opinion

19.	Please provide blacklined opinions reflecting revisions made in response to the following comments.

Response: In response to the Staff’s comments, the Company has attached blacklined opinions as Annex A and Annex B hereto reflecting revisions made in response to the Staff’s comments. The Company will file these revised opinions as exhibits in a subsequent pre-effective amendment to the Registration Statement.

20.	We note the reference to Maryland General Corporation Law. Please have counsel revise the opinion to reflect, or supplementally confirm, that it concurs with our understanding that the reference and limitation to Maryland General Corporation Law includes the statutory provisions and also applicable provisions of the Maryland Constitution and reported judicial decisions interpreting these laws. If counsel chooses to supplementally confirm, please file counsel’s supplemental confirmation as correspondence on the EDGAR system.

Response: In response to the Staff’s comments, the Company’s counsel concurs with the understanding set forth above and has separately filed counsel’s supplemental confirmation as correspondence on the EDGAR system.

21.	Please delete the second paragraph on page 2 regarding interpretation of the opinion.

Response: In response to the Staff’s comments, the Company has deleted the referenced paragraph on page 2 of the legal opinion.

22.	The limitation on reliance in the penultimate paragraph of the opinion is not appropriate because stockholders must be able to rely on the opinion. Please provide a revised opinion that removes the limitation on reliance.

Response: In response to the Staff’s comments, the Company has deleted the referenced paragraph on page 2 of the legal opinion.

Securities and Exchange Commission

Tax Opinion

23.	Please revise the opinion to reflect that the Operating Partnership agreement reviewed is the agreement in effect on the date of the opinion.

Response: In response to the Staff’s comments, the tax opinion has been revised to provide the referenced disclosure on page 1 of the tax opinion.

24.	Please have counsel revise its references to its reliance on your “representations” so that such reliance is limited to “factual representations.”

Response: In response to the Staff’s comments, the tax opinion has been revised to provide the referenced disclosure on page 2 of the tax opinion.

25.	Please have counsel revise its opinion to include an opinion that the operating partnership will be treated as a “partnership” for federal income tax purposes.

Response: In response to the Staff’s comments, counsel respectfully informs the Staff that the only partners of the operating partnership are the Company and a wholly owned limited liability company subsidiary of the Company that is disregarded as an entity separate from the Company for federal income tax purposes. Accordingly, the operating partnership is currently disregarded as an entity separate from the Company for federal income tax purposes. The operating partnership will be treated as a “partnership” for federal income tax purposes if, and when, it admits outside limited partners.

26.	Since investors do not have access to the REIT certificate, please have counsel revise the first opinion to refer to the prospectus instead of the REIT certificate.

Response: In response to the Staff’s comments, the tax opinion has been revised to provide the referenced disclosure on page 2 of the tax opinion.

27.	Please delete the second full paragraph on page 3 regarding interpretation of the opinion.

Response: In response to the Staff’s comments, the Company has deleted the referenced paragraph on page 3 of the tax opinion.

Comment Letter 1

38.	Please supplementally advise us why you have not provided industry data specific to the chain segments you intend to target.

Securities and Exchange Commission

The Company has attached as Annex C hereto, the STR industry data specific to the upscale chain segments. In response to Comment Letter 1, the Company informed the Staff that the Company would evaluate such data and determine whether it should be included in a subsequent pre-effective amendment to the Registration Statement upon receipt of such data, and that if the Company determined that inclusion of such data would not contribute to an investor’s understanding of the hotel industry and/or an investor’s understanding of the Company’s investment strategies and objectives, the Company would supplementally advise the Staff of its determination and the specific reasons for such determination. Accordingly, the Company hereby supplementally advises the Staff that it has determined that inclusion of such data would not contribute to an investor’s understanding of the hotel industry because it may lead an investor to make certain conclusions about performance trends in the upscale segment during periods of sustained economic recovery that may not be accurate. The data shows that the upscale segment outperformed the hotel industry as a whole during the recovery that followed the 1991 economic recession and industry downturn. During the industry decline in the period 2001 to 2003, the upper upscale segment underperformed as compared to the overall hotel industry. Since 2003, the U.S. economy has gradually improved and the performances of the upscale segment and the hotel industry as a whole have converged. The Company believes that the U.S. hotel industry is still in the midst of this recovery, and that it is possible, but not certain, that as the economic recovery continues, the upscale segment will outperform the overall hotel industry. However, since the STR industry data does not include performance indicators beyond 2004, there is a risk that an investor could interpret the data as suggesting that, as the economic recovery continues, the upscale segment will outperform the overall hotel industry as it did during the economic recovery that took place in the period from 1992 to 1997. Therefore, the Company respectfully submits that without additional data, it is difficult to formulate a reliable conclusion about the patterns of performance in the upscale segment of the hotel industry as compared to performance in the overall hotel industry during periods of sustained economic recovery. As a result, the Company has concluded that inclusion of such data could be potentially misleading to investors.

72.	We note that the underwriter has reserved shares for sale directly to your directors, employees and other persons. Supplementally, describe the mechanics of how and when these shares are offered and sold to investors in this directed share program. For example, tell us how you will determine the prospective recipients and number of reserved shares. Tell us how and when you and the underwriters notified the directed share investors, including the types of communication used. Disclose whether the underwriters or the company are using electronic communications or procedures, such as e-mail. Provide us with any materials given to potential purchasers.

Securities and Exchange Commission

Discuss the procedures these investors must follow in order to purchase the offered securities, including how and when the underwriter or the company receives communications or funds. In this regard describe the process for confirmation and settlement of sales to directed share purchasers. Are directed share purchasers required to establish accounts before the effective time, and if so, what if any funds are put in newly established brokerage accounts before the effective date? What relationship, if any, do any funds deposited into new accounts have to the expected price for the shares being allocated to the directed share purchaser? How do the procedures for the directed share program differ from the procedures for the general offering to the public?

Response: The directed share program referred to in the Registration Statement will be managed by the Private Wealth Management Group at Friedman, Billings, Ramsey & Co., Inc. (the “FBR Private Wealth Management Group”). The number of shares reserved under the Plan is jointly determined by the underwriters and the Company. The Company’s executive officers and directors will initially create and then provide to the FBR Private Wealth Management Group a list of potential participants in the program. Upon printing and distributing the preliminary prospectus, the FBR Private Wealth Management Group will simultaneously deliver a preliminary prospectus, new account forms, a customer agreement, W-9, subscription documents and privacy disclosure by overnight delivery or email to potential participants. Those persons interested in participating in the Plan may complete and return the subscription and other required account documents to the FBR Private Wealth Management Group generally not later than two days prior to the pricing of the offering. Upon receipt of the information from interested participants, FBR Private Wealth Management Group will share the information with the Company so that the Company can begin to make allocations based on the indications of interest reflected in the subscription documents. New accounts are opened, at this time for those potential participants who express an interest; however, no funds are required to be deposited at this time. Funds may be deposited at any time prior to the settlement date. Funds deposited into newly established accounts have no relationship to the expected price for the shares being allocated to the directed share purchaser. The FBR Private Wealth Management Group opens accounts at this time in order to avoid logistical problems associated with opening a large number of new accounts once the purchases are confirmed. Once the offering is priced, the FBR Private Wealth Management Group contacts the potential investors who expressed an interest in participating in the program by telephone to inform them of the pricing and that the Company has allocated shares for them if they are interested in purchasing them. The FBR Private Wealth Management Group confirms the purchase and provides each participating investor with account details and payment instructions, typically by email or facsimile. Payment instructions typically provide that funds for settlement of the shares

Securities and Exchange Commission

be wired to an escrow account. The purchases settle at the same time that the shares of common stock settle.

The Company will provide supplementally under separate cover forms of the written materials that the FBR Private Wealth Management Group provides to potential participants in the program, as described above.

* * * *

If you should have any questions regarding Amendment No. 2 or the responses contained in this letter, please do not hesitate to call me at (617) 570-1306.

Sincerely,

/s/ Suzanne D. Lecaroz

Suzanne D. Lecaroz

Enclosures

cc:	William W. McCarten

John L. Williams

Mark W. Brugger

Michael D. Schecter

Sean M. Mahoney

Gilbert G. Menna

Richard Nadeau

Douglas Sweeney

David C. Wright

Cyane B. Crump

ANNEX A

DRAFT

[Letterhead of Goodwin Procter LLP]

[                         ], 2005

DiamondRock Hospitality Company

10400 Fernwood Road, Suite 300

Bethesda, MD 20817

Re:	Legality of Securities to be Registered Under Registration Statement on Form S-11

Ladies and Gentlemen:

This opinion is furnished in our capacity as counsel to DiamondRock Hospitality Company, a Maryland corporation (the “Company”), in connection with the Company’s registration statement on Form S-11 (Registration No. 333-123065) (as amended or supplemented, the “Registration Statement”) filed with the Securities and Exchange Commission under the Securities Act of 1933, as amended (the “Securities Act”), to register the sale of up to [            ] shares of common stock, par value $.01 per share, of the Company (the “Shares”), including [            ] Shares which the underwriters have the option to purchase solely for the purpose of covering over-allotments.

In connection with rendering this opinion, we have examined (i) the Amended and Restated Articles of Incorporation of the Company, as amended to date, certified as of a recent date by the State Department of Assessments and Taxation of Maryland, (ii) the Amended and Restated Bylaws of the Company, as amended to date, (iii) such records of the corporate proceedings of the Company as we deemed material, (iv) the Registration Statement and the exhibits thereto, and (v) such other certificates, receipts, records and documents as we considered necessary for the purposes of this opinion. In our examination, we have assumed the genuineness of all signatures, the legal capacity of natural persons, the authenticity of all documents submitted to us as certified, photostatic or facsimile copies, the authenticity of the originals of such copies and the authenticity of telephonic confirmations of public officials and others. As to facts material to our opinion, we have relied upon certificates or telephonic confirmations of public officials and certificates, documents, statements and other information of the Company or representatives or officers thereof.

We are attorneys admitted to practice in The Commonwealth of Massachusetts. We express no opinion concerning the laws of any jurisdictions other than the laws of the United States of America, the Commonwealth of Massachusetts and the Maryland General Corporation

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Securities and Exchange Commission

Law, and we express no opinion with respect to the blue sky or securities laws of any state, including, without limitation, Massachusetts and Maryland.

Based upon the foregoing, we are of the opinion that the Shares are validly issued, fully paid and nonassessable under the Maryland General Corporation Law.

We hereby consent to being named as counsel to the Company in the Registration Statement, to the reference therein to our firm under the caption “Legal Matters” and to the inclusion of this opinion as an exhibit to the Registration Statement. In giving such consent, we do not thereby admit that we are in the category of persons whose consent is required under Section 7 of the Securities Act of 1933, as amended.

Sincerely,

GOODWIN PROCTER LLP

2

DRAFT 04.20.05

As of             , 2005

DiamondRock Hospitality Company

10400 Fernwood Road

Bethesda, MD 20817

Friedman, Billings, Ramsey & Co., Inc.

1001 N. Nineteenth Street

Arlington, VA 22209

Citigroup Global Markets Inc.

388 / 390 Greenwich Street

New York, NY 10013

Ladies and Gentlemen:

We have acted as counsel for DiamondRock Hospitality Company, a Maryland corporation (the “Company”), in connection with an offering (the “Offering”) of shares of common stock of the Company, par value $0.01 per share, as described in the registration statement on Form S-11 (Registration No. 333-123065) (as amended or supplemented, the “Registration Statement”) filed with the Securities and Exchange Commission (the “SEC”) under the Securities Act of 1933, as amended (the “Securities Act”), in connection with the Offering. This opinion letter addresses the Company’s qualification as a real estate investment trust (a “REIT”) under the Internal Revenue Code of 1986, as amended (the “Code”), and the accuracy of certain matters discussed in the Registration Statement under the heading “Federal Income Tax Considerations.”

In rendering the following opinions, we have reviewed and relied upon the Articles of Amendment and Restatement of Articles of Incorporation and Bylaws of the Company dated as of June 25, 2004, the Limited Partnership Agreement of DiamondRock Hospitality Limited Partnership, a Delaware limited partnership (the “Operating Partnership”), dated as of June 4, 2004 and as in effect as of the date hereof, and such other records, certificates, and documents as we have deemed necessary or appropriate for purposes of rendering the opinions set forth herein. For purposes of this opinion letter, we have assumed (i) the genuineness of all signatures on documents we have examined, (ii) the authenticity of all documents submitted to us as originals, (iii) the conformity to the original documents of all documents submitted to us as copies, (iv) the conformity, to the extent relevant to our opinions, of final documents to all documents submitted to us as drafts, (v) the authority and capacity of the individual or

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Securities and Exchange Commission

individuals who executed any such documents on behalf of any person, and (vi) the accuracy and completeness of all records made available to us.

We also have reviewed and relied upon the representations as to factual matters and covenants of the Company and the Operating Partnership contained in a letter that the Company provided to us in connection with the preparation of this opinion letter (the “REIT Certificate”), and that we have discussed with the Company’s representative, regarding the organization and operations of the Company and the Operating Partnership and other matters affecting the Company’s ability to qualify as a REIT. For purposes of this opinion letter, we assume that each such representation and covenant has been, is and will be true, correct and complete, that the Company, the Operating Partnership and any subsidiaries have been, are and will be owned and operated in accordance with the REIT Certificate and that all representations that speak to the best of the belief and/or knowledge of any person(s) or party(ies), or are subject to similar qualification, have been, are and will continue to be true, correct and complete as if made without such qualification. To the extent such representations and covenants speak to the intended ownership or operations of the Company or the Operating Partnership, we assume that each of the Company and the Operating Partnership will in fact be owned and operated in accordance with such stated intent.

Based upon the foregoing and subject to the limitations set forth herein, we are of the opinion that:

(i)    the Company has been and is organized in conformity with the requirements for qualification and taxation as a REIT under the Code and its prior and proposed ownership and operations will allow the Company to satisfy the requirements for qualification and taxation as a REIT under the Code commencing with the Company’s taxable year ending December 31, 2005 and for subsequent taxable years; and

(ii)    the statements set forth under the heading “Certain Federal Income Tax Considerations” in the Registration Statement, insofar as such statements constitute matters of law, summaries of legal matters, legal documents, contracts or legal proceedings, or legal conclusions, are correct in all material respects and do not omit to state a matter of law necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

* * * * *

We express no opinion other than the opinions expressly set forth herein. Our opinions are not binding on the Internal Revenue Service, and the Internal Revenue Service or a court may disagree with our conclusions. Our opinions are based upon the Code, the Income Tax Regulations and Procedure and Administration Regulations promulgated thereunder and existing administrative and judicial interpretations thereof, all as in effect as of the date of this opinion

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Securities and Exchange Commission

letter. Changes in applicable law could cause the federal income tax treatment of the Company to differ materially and adversely from the treatment described above and render the tax discussion in the Registration Statement incorrect or incomplete.

We hereby consent to the filing of this opinion letter as an exhibit to the Registration Statement. We also consent to the references to Goodwin Procter LLP under the caption “Federal Income Tax Considerations” in the Registration Statement. In giving this consent, we do not hereby admit that we are in the category of persons whose consent is required by Section 7 of the Securities Act or the rules and regulations promulgated thereunder by the SEC.

We are rendering this opinion letter to you in connection with the Offering and this opinion letter may not be relied upon by any other person or for any other purpose without our prior written consent.

Very truly yours,

Goodwin Procter LLP

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Annex C

[U.S. Hotel Industry - Annual Change in RevPAR

Total U.S. vs. Upper Upscale]